Relationship with DuPont (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule Of Allocated Corporate Costs

The allocated leveraged functional service expenses and general corporate expenses included in cost of goods sold, selling, general, and administrative expenses and research and development expenses in the Predecessor combined statement of operations were as follows:

	Predecessor
	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
Cost of goods sold	$14.2	$224.7
Selling, general, and administrative expenses	1.4	21.6
Research and development expenses	0.1	2.2

Total	$15.7	$248.5

Allocated leveraged functional service expenses and general corporate expenses are recorded in the Predecessor combined statement of operations as follows:

	Predecessor
	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
Leveraged functional services	$14.2	$226.4
General corporate expenses	1.5	22.1

Total	$15.7	$248.5

Schedule Of Purchases From And Sales To Other Acquisition

Purchases include the following amounts:

	Predecessor
	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
DPC purchases of products from other DuPont businesses	$7.9	$91.7